Revenue and costs of goods sold narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating expenses [Line items]
Revenue from sale of goods	€ 900,000	€ 69,000
Invoice variable compensation actua risk consulting srl		1,800,000
Percentage of total sales	10.00%
GERMANY
Disclosure of operating expenses [Line items]
Revenue from sale of goods	€ 800,000	€ 69,000
BELGIUM
Disclosure of operating expenses [Line items]
Revenue from sale of goods	20,000
SPAIN
Disclosure of operating expenses [Line items]
Revenue from sale of goods	€ 24,000